WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO	March 31, 2021 (Unaudited)
SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS - 81.7% (a)
Communication Services - 3.7%
Activision Blizzard, Inc.	7,440	$691,920
Alphabet, Inc. - Class A (b)	727	1,499,452
Alphabet, Inc. - Class C (b)	414	856,413
AT&T, Inc.	23,366	707,289
Comcast Corp. - Class A	4,921	266,275
DISH Network Corp. - Class A (b)	4,495	162,719
Electronic Arts, Inc.	4,322	585,069
Liberty Media Corp. - Liberty SiriusXM - Class A (b)	1,502	66,208
Liberty Media Corp. - Liberty SiriusXM - Class C (b)	2,566	113,186
News Corp. - Class A	15,910	404,591
Nexstar Media Group, Inc. - Class A	650	91,279
Omnicom Group, Inc.	450	33,367
Pinterest, Inc. - Class A (b)	1,090	80,693
Sirius XM Holdings, Inc. (c)	22,262	135,576
Take-Two Interactive Software, Inc. (b)	1,858	328,309
The Interpublic Group of Cos., Inc.	9,680	282,656
The Walt Disney Co. (b)	4,306	794,543
Twitter, Inc. (b)	490	31,179
T-Mobile US, Inc. (b)	410	51,369
Verizon Communications, Inc.	17,204	1,000,413
Zillow Group, Inc. - Class C (b)	680	88,155
		8,270,661
Consumer Discretionary - 8.6%
Advance Auto Parts, Inc.	290	53,212
Amazon.com, Inc. (b)	268	829,213
AutoNation, Inc. (b)	4,880	454,914
AutoZone, Inc. (b)	221	310,350
Booking Holdings, Inc. (b)	231	538,193
Capri Holdings Ltd. (b)	640	32,640
Carnival Corp.	1,955	51,886
Dick's Sporting Goods, Inc.	900	68,535
Dollar General Corp.	626	126,840
Dollar Tree, Inc. (b)	3,910	447,539
DR Horton, Inc.	410	36,539
Foot Locker, Inc.	590	33,187
Ford Motor Co. (b)	143,813	1,761,709
Frontdoor, Inc. (b)	585	31,444
Garmin Ltd.	5,280	696,168
Gentex Corp.	1,965	70,092
Gildan Activewear, Inc.	55,569	1,703,746
Grand Canyon Education, Inc. (b)	330	35,343
Kohl's Corp.	1,670	99,549
L Brands, Inc.	3,605	223,005
Lear Corp.	9,690	1,756,312
Lennar Corp. - Class B	540	44,464
LKQ Corp. (b)	4,155	175,881
LVMH Moet Hennessy Louis Vuitton SE	706	470,347
McDonald's Corp.	748	167,657
Mohawk Industries, Inc. (b)	7,070	1,359,632
Newell Brands, Inc.	42,318	1,133,276
Nike, Inc. - Class B	6,736	895,147
Norwegian Cruise Line Holdings Ltd. (b)	2,650	73,113
Peloton Interactive, Inc. - Class A (b)	180	20,239
Penske Automotive Group, Inc.	3,740	300,098
PulteGroup, Inc.	7,255	380,452
PVH Corp.	15,330	1,620,381
Ross Stores, Inc.	360	43,168
Skechers USA, Inc. - Class A (b)	13,101	546,443
Tapestry, Inc.	4,919	202,712
Target Corp.	3,095	613,027
Tempur Sealy International, Inc.	3,575	130,702
The Home Depot, Inc.	3,057	933,149
Toll Brothers, Inc.	195	11,062
Yum! Brands, Inc.	4,590	496,546
		18,977,912
Consumer Staples - 5.5%
Altria Group, Inc.	2,180	111,529
Brown-Forman Corp. - Class B	2,013	138,837
Colgate-Palmolive Co.	33,804	2,664,769
Constellation Brands, Inc. - Class A	1,714	390,792
Costco Wholesale Corp.	3,238	1,141,330
Diageo PLC	14,753	608,022
Herbalife Nutrition Ltd. (b)	3,105	137,738
Kellogg Co.	6,413	405,943
Kimberly-Clark Corp.	2,926	406,860
Lamb Weston Holdings, Inc.	3,340	258,783
Molson Coors Beverage Co. - Class B	821	41,994
Mondelez International, Inc. - Class A	5,045	295,284
PepsiCo, Inc.	1,455	205,810
Pernod Ricard SA	3,148	590,852
Philip Morris International, Inc.	8,990	797,773
Spectrum Brands Holdings, Inc.	1,524	129,540
Sprouts Farmers Market, Inc. (b)	8,050	214,291
The Clorox Co.	2,454	473,327
The Coca-Cola Co.	11,323	596,835
The Estee Lauder Cos., Inc. - Class A	2,803	815,252
The Hershey Co.	700	110,712
The Kraft Heinz Co.	1,390	55,600
The Procter & Gamble Co.	6,879	931,623
US Foods Holding Corp. (b)	273	10,407
Walmart, Inc.	5,275	716,503
		12,250,406
Energy - 4.2%
APA Corp.	3,100	55,490
Baker Hughes Co.	44,471	961,018
Cenovus Energy, Inc.	41,520	312,230
Chevron Corp.	6,630	694,758
Core Laboratories NV	5,475	157,625
Devon Energy Corp.	1,680	36,708
Diamondback Energy, Inc.	2,840	208,712
EOG Resources, Inc.	1,895	137,444
Equitrans Midstream Corp.	3,890	31,742
Exxon Mobil Corp.	32,235	1,799,681
Halliburton Co.	94,576	2,029,601
Helmerich & Payne, Inc.	7,844	211,474
Hess Corp.	1,580	111,801
Marathon Petroleum Corp.	960	51,350
NOV, Inc.	78,148	1,072,191
Royal Dutch Shell PLC - Class A - ADR	27,669	1,084,902
Schlumberger NV	3,650	99,244
Targa Resources Corp.	3,980	126,365
		9,182,336
Financials - 17.9%
Aflac, Inc.	740	37,873
Ally Financial, Inc.	2,370	107,148
American International Group, Inc.	43,687	2,018,776
American National Group, Inc.	1,010	108,949
Ameriprise Financial, Inc.	382	88,796
Annaly Capital Management, Inc.	11,120	95,632
Aon PLC - Class A	4,597	1,057,816
Arch Capital Group Ltd. (b)	10,422	399,892
Arthur J Gallagher & Co.	5,038	628,591
Axis Capital Holdings Ltd.	15,621	774,333
Bank of America Corp.	66,164	2,559,885
Bank of Hawaii Corp.	1,480	132,445
Berkshire Hathaway, Inc. - Class B (b)	4,237	1,082,426
Blackrock, Inc.	297	223,926
Brown & Brown, Inc.	2,580	117,932
Capital One Financial Corp.	19,248	2,448,923
Cboe Global Markets, Inc.	2,905	286,694
Citigroup, Inc.	28,389	2,065,300
Citizens Financial Group, Inc.	1,650	72,847
CME Group, Inc.	2,175	444,200
Discover Financial Services	1,995	189,505
Equitable Holdings, Inc.	44,226	1,442,652
Everest Re Group Ltd.	1,542	382,123
Fidelity National Financial, Inc.	12,760	518,822
First American Financial Corp.	3,720	210,738
First Hawaiian, Inc.	7,450	203,906
Franklin Resources, Inc.	1,140	33,744
Huntington Bancshares, Inc.	12,225	192,177
Interactive Brokers Group, Inc. - Class A	1,220	89,109
Invesco Ltd.	10,608	267,534
JPMorgan Chase & Co.	21,186	3,225,145
Lazard Ltd. - Class A	5,700	248,007
M&T Bank Corp.	2,581	391,305
Markel Corp. (b)	271	308,837
Marsh & Mclennan Cos., Inc.	5,562	677,452
Metlife, Inc.	24,765	1,505,464
Moody's Corp.	4,400	1,313,884
Morgan Stanley	9,122	708,415
Nasdaq, Inc.	2,088	307,896
Navient Corp.	10,250	146,678
New York Community Bancorp, Inc.	2,690	33,948
OneMain Holdings, Inc.	2,110	113,349
PacWest Bancorp	7,095	270,674
People's United Financial, Inc.	6,145	109,996
Popular, Inc.	1,545	108,644
Primerica, Inc.	650	96,083
Prosperity Bancshares, Inc.	3,660	274,097
Raymond James Financial, Inc.	1,090	133,590
Regions Financial Corp.	6,335	130,881
S&P Global, Inc.	2,792	985,213
Santander Consumer USA Holdings, Inc.	9,865	266,947
SEI Investments Co.	5,570	339,380
Signature Bank	150	33,915
Starwood Property Trust, Inc.	1,330	32,904
Sterling Bancorp.	1,790	41,206
Synchrony Financial	8,409	341,910
T Rowe Price Group, Inc.	1,793	307,679
The Charles Schwab Corp.	22,601	1,473,133
The Goldman Sachs Group, Inc.	3,560	1,164,120
The Hanover Insurance Group, Inc.	1,450	187,717
The Travelers Cos., Inc.	2,012	302,605
Truist Financial Corp.	9,140	533,045
UBS Group AG	16,849	261,665
Unum Group	1,350	37,571
US Bancorp	4,493	248,508
Virtu Financial, Inc. - Class A	4,560	141,588
Voya Financial, Inc.	18,021	1,146,856
W R Berkley Corp.	5,475	412,541
Wells Fargo & Co.	68,566	2,678,874
Western Alliance Bancorp	1,540	145,438
Zions Bancorp NA	2,705	148,667
		39,618,521
Health Care - 7.9%
Abbott Laboratories	7,890	945,538
Abbvie, Inc.	980	106,056
Agilent Technologies, Inc.	9,567	1,216,348
Amgen, Inc.	3,428	852,921
Anthem, Inc.	1,632	585,806
Bio-Techne Corp.	493	188,291
Bristol-Myers Squibb Co.	18,624	1,175,733
Bruker Corp.	15,458	993,640
Cardinal Health, Inc.	8,950	543,712
Centene Corp. (b)	1,950	124,624
Cigna Corp.	3,626	876,549
CVS Health Corp.	17,085	1,285,305
Danaher Corp.	4,735	1,065,754
Elanco Animal Health, Inc. (b)	5,850	172,283
Gilead Sciences, Inc.	3,740	241,716
HCA Healthcare, Inc.	2,251	423,953
Humana, Inc.	1,291	541,252
ICU Medical, Inc. (b)	160	32,870
IQVIA Holdings, Inc. (b)	73	14,099
Johnson & Johnson	9,854	1,619,505
Laboratory Corp. of America Holdings (b)	299	76,254
McKesson Corp.	8,033	1,566,756
Medtronic PLC	1,733	204,719
Merck & Co., Inc.	2,254	173,761
Molina Healthcare, Inc. (b)	360	84,154
Pfizer, Inc.	35,908	1,300,947
Quest Diagnostics, Inc.	525	67,379
Royalty Pharma PLC - Class A (c)	1,505	65,648
STERIS PLC	912	173,718
Thermo Fisher Scientific, Inc.	924	421,695
United Therapeutics Corp. (b)	366	61,221
Viatris, Inc. (b)	2,361	32,983
Waters Corp. (b)	750	213,128
Zimmer Biomet Holdings, Inc.	407	65,153
		17,513,471
Industrials - 11.3%
3M Co.	3,732	719,082
Allegion PLC	1,660	208,529
AMETEK, Inc.	2,475	316,132
Carrier Global Corp.	4,092	172,764
Caterpillar, Inc.	459	106,428
Clean Harbors, Inc. (b)	845	71,031
CSX Corp.	890	85,814
Curtiss-Wright Corp.	2,485	294,721
Deere & Co.	760	284,347
Dover Corp.	1,974	270,695
Emerson Electric Co.	3,420	308,552
Equifax, Inc.	3,283	594,650
Expeditors International of Washington, Inc.	4,970	535,219
Fastenal Co.	9,220	463,582
Fedex Corp.	1,154	327,782
Fortive Corp.	205	14,481
General Electric Co.	193,270	2,537,635
Graco, Inc.	9,670	692,565
Graftech International Ltd.	2,520	30,820
Honeywell International, Inc.	5,483	1,190,195
IDEX Corp.	4,478	937,335
Illinois Tool Works, Inc.	1,070	237,026
Ingersoll Rand, Inc. (b)	8,640	425,174
Johnson Controls International PLC	7,211	430,280
Kansas City Southern	1,347	355,500
Leidos Holdings, Inc.	1,115	107,352
Masco Corp.	3,600	215,640
Mercury Systems, Inc. (b)	1,300	91,845
MSA Safety, Inc.	2,699	404,904
MSC Industrial Direct Co., Inc. - Class A	755	68,094
Nordson Corp.	3,819	758,759
Norfolk Southern Corp.	373	100,158
Old Dominion Freight Line, Inc.	167	40,149
Oshkosh Corp.	335	39,751
Otis Worldwide Corp.	28,034	1,918,927
Parker-Hannifin Corp.	569	179,480
Pentair PLC	5,059	315,277
RBC Bearings, Inc. (b)	1,690	332,541
Republic Services, Inc.	2,245	223,041
Rockwell Automation, Inc.	4,962	1,317,113
Simpson Manufacturing Co., Inc.	2,849	295,527
Stanley Black & Decker, Inc.	5,800	1,158,086
Textron, Inc.	16,305	914,384
The Boeing Co.	289	73,614
Trane Technologies PLC	3,843	636,247
TransUnion	7,978	718,020
Verisk Analytics, Inc.	1,521	268,746
Watsco, Inc.	2,544	663,348
Watts Water Technologies, Inc. - Class A	7,946	944,064
Westinghouse Air Brake Technologies Corp.	17,640	1,396,382
Woodward, Inc.	570	68,759
		24,860,547
Information Technology - 15.0%
Accenture PLC - Class A	3,453	953,891
Adobe, Inc. (b)	2,484	1,180,819
Advanced Micro Devices, Inc. (b)	1,427	112,020
Allegro Microsystems, Inc. (b)	1,485	37,645
Altair Engineering, Inc. - Class A (b)	9,818	614,312
Amdocs Ltd.	13,842	971,016
Analog Devices, Inc.	8,077	1,252,581
Anaplan, Inc. (b)	4,100	220,785
ANSYS, Inc. (b)	3,524	1,196,610
Apple, Inc.	693	84,650
Applied Materials, Inc.	9,146	1,221,906
Arrow Electronics, Inc. (b)	380	42,112
Autodesk, Inc. (b)	3,056	846,970
Cadence Design Systems, Inc. (b)	10,672	1,461,957
Cirrus Logic, Inc. (b)	1,980	167,884
Cisco Systems, Inc.	20,376	1,053,643
Citrix Systems, Inc.	245	34,388
Cognizant Technology Solutions Corp. - Class A	24,278	1,896,597
Concentrix Corp. (b)	2,115	316,658
Dell Technologies, Inc. - Class C (b)	2,260	199,219
Docusign, Inc. (b)	575	116,409
EPAM Systems, Inc. (b)	408	161,850
Fireeye, Inc. (b)	3,100	60,667
Genpact Ltd.	1,180	50,528
Hewlett Packard Enterprise Co.	89,243	1,404,685
HP, Inc.	11,090	352,108
Intel Corp.	17,347	1,110,208
International Business Machines Corp.	2,895	385,788
Jabil, Inc.	7,820	407,891
Jack Henry & Associates, Inc.	877	133,059
Juniper Networks, Inc.	20,743	525,420
Lam Research Corp.	1,671	994,646
Manhattan Associates, Inc. (b)	597	70,076
Mastercard, Inc. - Class A	3,567	1,270,030
Micron Technology, Inc. (b)	6,228	549,372
Microsoft Corp.	7,789	1,836,413
MongoDB, Inc. (b)	382	102,158
Motorola Solutions, Inc.	884	166,236
Netapp, Inc.	1,614	117,289
NCR Corp. (b)	2,135	81,023
Novanta, Inc. (b)	4,364	575,568
Oracle Corp.	19,417	1,362,491
Power Integrations, Inc.	1,704	138,842
PTC, Inc. (b)	3,362	462,779
Qorvo, Inc. (b)	1,730	316,071
Qualcomm, Inc.	440	58,340
Salesforce.Com, Inc. (b)	5,196	1,100,877
Semtech Corp. (b)	1,770	122,130
Shimadzu Corp.	14,800	535,326
Silicon Laboratories, Inc. (b)	3,090	435,906
Skyworks Solutions, Inc.	500	91,740
SYNNEX Corp.	680	78,091
Synopsys, Inc. (b)	4,344	1,076,356
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	6,814	805,960
Teradata Corp. (b)	1,830	70,528
Texas Instruments, Inc.	5,864	1,108,237
Vontier Corp. (b)	3,970	120,172
WEX, Inc. (b)	156	32,638
Zendesk, Inc. (b)	2,334	309,535
Workday, Inc. - Class A (b)	2,491	618,839
		33,181,945
Materials - 4.8%
Agnico Eagle Mines Ltd.	4,147	239,739
Air Products and Chemicals, Inc.	258	72,586
Amcor PLC	3,210	37,493
CF Industries Holdings, Inc.	1,045	47,422
Crown Holdings, Inc.	1,250	121,300
Dow, Inc.	33,014	2,110,914
Dupont de Nemours, Inc.	1,930	149,150
Eagle Materials, Inc.	1,730	232,529
Ecolab, Inc.	576	123,304
Franco-Nevada Corp.	5,938	744,152
Givaudan SA	217	836,178
Linde PLC	988	276,778
LyondellBasell Industries NV - Class A	560	58,268
Martin Marietta Materials, Inc.	2,484	834,177
NewMarket Corp.	604	229,617
Newmont Corp.	5,365	323,349
Nucor Corp.	166	13,325
Reliance Steel & Aluminum Co.	900	137,061
Royal Gold, Inc.	5,590	601,596
RPM International, Inc.	3,373	309,810
Sealed Air Corp.	930	42,613
Silgan Holdings, Inc.	780	32,783
Sonoco Products Co.	3,223	204,016
Southern Copper Corp.	540	36,650
The Mosaic Co.	1,860	58,795
The Scotts Miracle-Gro Co.	234	57,323
The Sherwin-Williams Co.	801	591,146
Valvoline, Inc.	11,250	293,287
Vulcan Materials Co.	7,409	1,250,269
Westlake Chemical Corp.	810	71,920
Wheaton Precious Metals Corp.	10,872	415,259
		10,552,809
Real Estate - 0.8%
AvalonBay Communities, Inc.	394	72,697
Empire State Realty Trust, Inc. - Class A	10,430	116,086
EPR Properties	335	15,607
Healthpeak Properties, Inc.	928	29,455
Highwoods Properties, Inc.	5,020	215,559
Kimco Realty Corp.	16,385	307,219
National Retail Properties, Inc.	750	33,052
Regency Centers Corp.	4,387	248,787
SL Green Realty Corp.	1	70
Ventas, Inc.	3,370	179,756
VEREIT, Inc.	14,410	556,514
		1,774,802
Utilities - 2.0%
Centerpoint Energy, Inc.	11,819	267,700
Dominion Energy, Inc.	1,280	97,229
Edison International	27,451	1,608,628
Entergy Corp.	410	40,783
Evergy, Inc.	960	57,149
MDU Resources Group, Inc.	4,861	153,656
NextEra Energy, Inc.	3,166	239,381
NRG Energy, Inc.	37,510	1,415,252
The Southern Co.	3,211	199,596
UGI Corp.	2,770	113,598
Vistra Corp.	6,620	117,042
		4,310,014
Total Common Stocks (Cost $145,962,247)		180,493,424

U.S. TREASURY OBLIGATIONS - 0.4%
U.S. Treasury Notes - 0.4%	Par Value
United States Treasury Notes
0.125%, due 03/31/23 (d)	$110,500	110,431
0.250%, due 03/15/24 (d)	365,500	364,529
0.750%, due 03/31/26 (d)	334,000	331,077
1.125%, due 02/15/31 (c)(d)	54,000	51,022
Total U.S. Treasury Obligations (Cost $859,302)		857,059

AGENCY MORTGAGE-BACKED OBLIGATIONS - 0.1%
Federal Home Loan Mortgage Corp. Interest-Only Strips - 0.1%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K-108, 1.690%, due 03/25/30 (d)(e)	289,991	37,849
Series K-1501, 0.403%, due 04/25/30 (d)(e)	1,670,027	46,845
Series K-110, 1.698%, due 04/25/30 (d)(e)	299,687	38,433
Series K-118, 0.962%, due 09/25/30 (d)(e)	599,507	46,530
Total Agency Mortgage-Backed Obligations (Cost $165,786)		169,657

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 1.9%
BBCMS 2018-TALL Mortgage Trust
Series 2018-TALL, 0.828%, due 03/15/37 (1 Month U.S. LIBOR + 0.722%) (d)(f)(g)	120,000	118,802
BBCMS 2020-BID Mortgage Trust
Series 2020-BID, 2.246%, due 10/15/37 (1 Month U.S. LIBOR + 2.140%) (d)(f)(g)	110,000	110,434
BHMS 2018-ATLS
Series 2018-ATLS, 1.356%, due 07/16/35 (1 Month U.S. LIBOR + 1.250%) (d)(f)(g)	133,000	132,917
BX Commercial Mortgage Trust 2019-XL
Series 2019-XL, 1.906%, due 10/15/36 (1 Month U.S. LIBOR + 1.800%) (d)(f)(g)	112,861	112,791
BX Commercial Mortgage Trust 2020-VKNG
Series 2020-VKNG, 1.506%, due 10/15/37 (1 Month U.S. LIBOR + 1.400%) (d)(f)(g)	100,000	100,312
CIM Trust 2021-J1
Series 2021-J1, 2.500%, due 03/25/51 (d)(e)(f)	299,477	304,240
Citigroup Commercial Mortgage Trust 2016-P4
Series 2016-P4, 3.972%, due 07/10/49 (d)(e)	108,000	111,723
COMM 2015-PC1 Mortgage Trust
Series 2015-PC1, 4.325%, due 07/12/50 (d)(e)	250,000	267,231
Great Wolf Trust 2019-WOLF
Series 2019-WOLF, 1.739%, due 12/15/36 (1 Month U.S. LIBOR + 1.633%) (d)(f)(g)	100,000	99,000
GS Mortgage Securities Trust 2018-HART
Series 2018-HART, 1.200%, due 10/15/31 (1 Month U.S. LIBOR + 1.090%) (d)(f)(g)	110,000	109,897
GSCG Trust 2019-600C
Series 2019-600C, 2.936%, due 09/12/34 (d)(f)	120,000	123,375
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-ICON
Series A, 3.884%, due 01/06/34 (d)(f)	90,000	94,539
JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5
Series B, 5.425%, due 08/17/46 (d)(e)(f)	130,000	130,342
JP Morgan Mortgage Trust 2017-2
Series 2017-2, 3.500%, due 05/25/47 (d)(e)(f)	80,076	80,329
JP MORGAN MORTGAGE TRUST 2018-5
Series 2018-5, 3.500%, due 10/25/48 (d)(e)(f)	169,118	171,748
JP Morgan Mortgage Trust 2019-1
Series 2019-1, 4.000%, due 05/25/49 (d)(e)(f)	44,138	44,987
JP Morgan Mortgage Trust 2019-3
Series 2019-3, 4.000%, due 09/25/49 (d)(e)(f)	9,119	9,257
JP Morgan Mortgage Trust 2019-INV3
Series 2019-INV3, 3.500%, due 05/25/50 (d)(e)(f)	169,288	176,509
JP Morgan Mortgage Trust 2020-2
Series 2020-2, 3.500%, due 07/25/50 (d)(e)(f)	141,641	144,906
JP Morgan Trust 2015-3
Series 2015-3, 3.500%, due 05/25/45 (d)(e)(f)	97,453	98,074
JPMBB Commercial Mortgage Securities Trust 2013-C12
Series B, 4.105%, due 07/17/45 (d)(e)	105,000	110,955
Manhattan West
Series C, 2.335%, due 09/12/39 (d)(e)(f)	120,000	119,319
Morgan Stanley Capital I Trust 2016-BNK2
Series C, 3.901%, due 11/15/49 (d)(e)	100,000	101,358
PSMC 2020-3 Trust
Series 2020-3, 3.000%, due 11/25/50 (d)(e)(f)	78,931	80,766
Ready Capital Mortgage Financing 2021-FL5 LLC
Series 2021-FL5, 1.860%, due 04/25/38 (1 Month U.S. LIBOR + 1.750%) (d)(f)(g)	250,000	250,157
Sequoia Mortgage Trust 2013-3
Series 2013-3, 2.500%, due 03/25/43 (d)(e)	85,204	85,400
Sequoia Mortgage Trust 2016-3
Series 2016-3, 3.000%, due 11/25/46 (d)(e)(f)	125,027	126,389
Sequoia Mortgage Trust 2018-8
Series 2018-8, 4.000%, due 11/25/48 (d)(e)(f)	124,072	126,744
Sequoia Mortgage Trust 2020-4
Series 2020-4, 2.500%, due 11/25/50 (d)(e)(f)	100,000	98,607
Sequoia Mortgage Trust 2021-1
Series A-7, 2.500%, due 03/25/51 (d)(e)(f)	250,000	246,860
Shellpoint Co-Originator Trust 2016-1
Series 2016-1, 3.500%, due 11/25/46 (d)(e)(f)	97,163	98,145
UBS-Barclays Commercial Mortgage Trust 2012-C4
Series A-5, 2.850%, due 12/12/45 (d)	17,000	17,500
Wells Fargo Mortgage Backed Securities 2020-RR1 Trust
Series A-1, 3.000%, due 05/25/50 (d)(e)(f)	177,064	180,124
WFRBS Commercial Mortgage Trust 2014-C21
Series 2014-C21, 4.213%, due 08/16/47 (d)(e)	120,000	127,927
Total Non-Agency Mortgage-Backed Obligations (Cost $4,334,906)		4,311,664

NON-AGENCY MORTGAGE-BACKED OBLIGATION INTEREST-ONLY STRIPS - 0.0% (h)
DBJPM 20-C9 Mortgage Trust
Series 2020-C9, 1.714%, due 08/15/53 (d)(e)	459,625	48,728
Total Non-Agency Mortgage-Backed Obligation Interest-Only Strips (Cost $50,231)		48,728

ASSET-BACKED SECURITIES - 1.3%
American Airlines 2016-2 Class AA Pass Through Trust
Series 2016-2, 3.200%, due 12/15/29 (d)	25,095	24,911
Commonbond Student Loan Trust 2018-C-GS
Series A-1, 3.870%, due 02/25/46 (d)(f)	127,574	131,143
Exeter Automobile Receivables Trust 2020-3
Series 2020-3, 1.320%, due 07/15/25 (d)	150,000	151,584
FedEx Corp. 2020-1 Class AA Pass Through Trust
Series 2020-1AA, 1.875%, due 08/20/35 (d)	36,984	35,608
Helios Issuer LLC
Series A, 2.980%, due 06/20/47 (d)(f)	134,189	134,550
Laurel Road Prime Student Loan Trust 2020-A
Series 1.40000, 1.400%, due 11/25/50 (d)(f)	200,000	196,376
Loanpal Solar Loan 2020-2 Ltd.
Series A, 2.750%, due 07/20/47 (d)(f)	135,140	136,236
Mosaic Solar Loan Trust 2020-2
Series 2020-2, 1.440%, due 08/20/46 (d)(f)	92,454	89,942
Navient Private Education Refi Loan Trust 2020-G
Series A, 1.170%, due 09/16/69 (d)(f)	140,940	141,399
Navient Private Education Refi Loan Trust 2021-A
Series A, 0.840%, due 05/15/69 (d)(f)	96,739	96,397
Oscar US Funding XII LLC
Series A-4, 1.000%, due 04/10/28 (d)(f)	100,000	99,588
PFS Financing Corp.
Series 2021-A, 0.710%, due 04/15/26 (d)(f)	100,000	99,430
Santander Consumer Auto Receivables Trust 2021-A
Series 2021-A, 1.030%, due 11/16/26 (d)(f)	100,000	98,904
Santander Drive Auto Receivables Trust 2020-3
Series B, 0.690%, due 03/17/25 (d)	100,000	100,320
Santander Drive Auto Receivables Trust 2020-3
Series C, 1.120%, due 01/15/26 (d)	150,000	151,098
SMB Private Education Loan Trust 2020-PTB
Series 1.60000, 1.600%, due 09/15/54 (d)(f)	200,000	199,943
SoFi Consumer Loan Program 2020-1 Trust
Series B, 2.250%, due 01/25/29 (d)(f)	250,000	254,444
Sofi Professional Loan Program 2017-C LLC
Series A-1, 0.709%, due 07/25/40 (1 Month U.S. LIBOR + 0.600%) (d)(f)(g)	109,217	109,275
Sofi Professional Loan Program 2018-B Trust
Series 3.34000, 3.340%, due 08/25/47 (d)(f)	110,773	114,183
Tesla Auto Lease Trust 2019-A
Series 2019-A, 2.680%, due 01/20/23 (d)(f)	125,000	128,425
Vivint Solar Financing VII LLC
Series LLC, 2.210%, due 07/30/51 (d)(f)	146,299	143,979
Volvo Financial Equipment LLC
Series A-4, 0.600%, due 03/15/28 (d)(f)	100,000	100,798
Westlake Automobile Receivables Trust 2020-3
Series B, 0.780%, due 11/17/25 (d)(f)	150,000	150,463
Total Asset-Backed Securities (Cost $2,899,341)		2,888,996

COLLATERALIZED LOAN OBLIGATIONS - 1.3%
Aimco CLO 11 Ltd.
1.525%, due 10/15/31 (3 Month U.S. LIBOR + 1.300%) (d)(f)(g)	250,000	250,273
Aimco CLO 11 Ltd.
Series LTD, 1.605%, due 10/15/31 (3 Month U.S. LIBOR + 1.380%) (d)(f)(g)	250,000	250,450
Apidos CLO XXIII
Series XXIII, 1.461%, due 04/15/33 (3 Month U.S. LIBOR + 1.220%) (d)(f)(g)	250,000	250,049
Barings CLO Ltd. 2020-I
Series LTD, 1.641%, due 10/15/32 (3 Month U.S. LIBOR + 1.400%) (d)(f)(g)	250,000	250,410
Benefit Street Partners CLO XIX Ltd.
Series A, 1.591%, due 01/18/33 (3 Month U.S. LIBOR + 1.350%) (d)(f)(g)	250,000	250,703
CIFC Funding 2020-III Ltd.
Series 2020-3, 1.805%, due 10/20/31 (3 Month U.S. LIBOR + 1.600%) (d)(f)(g)	250,000	250,615
Dryden 78 CLO Ltd.
Series LTD, 1.403%, due 04/17/33 (3 Month U.S. LIBOR + 1.180%) (d)(f)(g)	250,000	249,867
Marble Point CLO XIV Ltd.
Series FLT, 1.504%, due 01/20/32 (3 Month U.S. LIBOR + 1.280%) (d)(f)(g)	280,000	280,155
Octagon Investment Partners 48 Ltd.
Series A, 1.732%, due 10/20/31 (3 Month U.S. LIBOR + 1.500%) (d)(f)(g)	250,000	250,517
OHA Credit Funding 4 Ltd.
Series A-1, 1.552%, due 10/22/32 (3 Month U.S. LIBOR + 1.330%) (d)(f)(g)	250,000	250,495
Sound Point CLO XXVII Ltd.
Series 2020-27, 1.940%, due 10/27/31 (3 Month U.S. LIBOR + 1.700%) (d)(f)(g)	250,000	250,759
Total Collateralized Loan Obligations (Cost $2,774,738)		2,784,293

CORPORATE BONDS - 2.5%
Basic Materials - 0.0% (h)
Ecolab, Inc.
4.800%, due 03/24/30 (d)	33,000	39,187
Steel Dynamics, Inc.
1.650%, due 10/15/27 (d)	46,000	45,098
		84,285
Communications - 0.2%
Amazon.com, Inc.
1.500%, due 06/03/30 (d)	70,000	66,654
AT&T, Inc.
2.750%, due 06/01/31 (d)	92,000	91,392
Booking Holdings, Inc.
4.500%, due 04/13/27 (d)	46,000	53,438
Comcast Corp.
3.000%, due 02/01/24 (d)	38,000	40,545
Discovery Communications LLC
3.950%, due 06/15/25 (d)	34,000	37,162
The Walt Disney Co.
2.200%, due 01/13/28 (d)	38,000	38,729
T-Mobile USA, Inc.
3.750%, due 04/15/27 (d)(f)	46,000	50,277
Verizon Communications, Inc.
3.376%, due 02/15/25 (d)	77,000	83,447
4.329%, due 09/21/28 (d)	46,000	52,574
		514,218
Consumer, Cyclical - 0.1%
American Honda Finance Corp.
1.200%, due 07/08/25 (d)	38,000	37,864
Nissan Motor Co. Ltd.
4.810%, due 09/17/30 (d)(f)	46,000	50,403
O'Reilly Automotive, Inc.
3.600%, due 09/01/27 (d)	87,000	94,970
Ross Stores, Inc.
4.600%, due 04/15/25 (d)	62,000	69,671
United Airlines 2014-2 Class A Pass Through Trust
Series A, 3.750%, due 03/03/28 (d)	18,642	19,157
		272,065
Consumer, Non-cyclical - 0.5%
AbbVie, Inc.
3.800%, due 03/15/25 (d)	67,000	73,016
Altria Group, Inc.
3.400%, due 05/06/30 (d)	48,000	50,147
Amgen, Inc.
3.200%, due 11/02/27 (d)	63,000	67,955
Anheuser-Busch InBev Worldwide, Inc.
4.150%, due 01/23/25 (d)	38,000	42,221
AstraZeneca PLC
0.700%, due 04/08/26 (d)	44,000	42,355
BAT International Finance PLC
1.668%, due 03/25/26 (d)	78,000	76,801
Constellation Brands, Inc.
3.700%, due 12/06/26 (d)	48,000	52,733
CVS Health Corp.
3.875%, due 07/20/25 (d)	128,000	141,453
1.750%, due 08/21/30 (d)	92,000	85,468
Global Payments, Inc.
2.650%, due 02/15/25 (d)	43,000	45,176
HCA, Inc.
4.125%, due 06/15/29 (d)	54,000	59,670
Johnson & Johnson
0.950%, due 09/01/27 (d)	100,000	96,901
1.300%, due 09/01/30 (d)	100,000	93,662
Keurig Dr Pepper, Inc.
4.417%, due 05/25/25 (d)	37,000	41,423
PepsiCo, Inc.
2.625%, due 07/29/29 (d)	44,000	45,937
Royalty Pharma PLC
1.200%, due 09/02/25 (d)(f)	39,000	38,213
1.750%, due 09/02/27 (d)(f)	39,000	37,983
		1,091,114
Energy - 0.2%
BP Capital Markets PLC
3.535%, due 11/04/24 (d)	58,000	63,321
Enterprise Products Operating LLC
2.800%, due 01/31/30 (d)	46,000	47,411
Exxon Mobil Corp.
2.275%, due 08/16/26 (d)	52,000	54,021
Kinder Morgan Energy Partners LP
3.450%, due 02/15/23 (d)	37,000	38,664
MPLX LP
4.875%, due 12/01/24 (d)	38,000	42,465
2.650%, due 08/15/30 (d)	35,000	34,387
Phillips 66
0.900%, due 02/15/24 (d)	47,000	47,012
Total Capital International SA
2.434%, due 01/10/25 (d)	38,000	39,730
		367,011
Financial - 0.9%
American International Group, Inc.
3.900%, due 04/01/26 (d)	77,000	84,744
American Tower Corp.
5.000%, due 02/15/24 (d)	36,000	40,065
Assurant, Inc.
4.200%, due 09/27/23 (d)	37,000	39,967
Bank of America Corp.
4.125%, due 01/22/24 (d)	102,000	111,539
4.000%, due 01/22/25 (d)	39,000	42,701
2.496%, due 02/13/31 (3 Month U.S. LIBOR + 0.990%) (d)(g)	92,000	90,846
Brookfield Finance, Inc.
4.350%, due 04/15/30 (d)	83,000	93,164
Citigroup, Inc.
4.450%, due 09/29/27 (d)	42,000	47,213
Equinix, Inc.
1.800%, due 07/15/27 (d)	69,000	67,767
JPMorgan Chase & Co.
2.776%, due 04/25/23 (3 Month U.S. LIBOR + 0.935%) (d)(g)	88,000	90,078
3.875%, due 09/10/24 (d)	100,000	107,467
2.522%, due 04/22/31 (SOFR Rate + 2.040%) (d)(g)	185,000	184,004
Kite Realty Group LP
4.000%, due 10/01/26 (d)	52,000	53,815
Mitsubishi UFJ Financial Group, Inc.
3.761%, due 07/26/23 (d)	37,000	39,630
Morgan Stanley
2.188%, due 04/28/26 (SOFR Rate + 1.990%) (d)(g)	122,000	126,018
0.985%, due 12/10/26 (SOFR Rate + 0.720%) (d)(g)	92,000	89,645
Owl Rock Capital Corp.
3.750%, due 07/22/25 (d)	46,000	47,715
Realty Income Corp.
3.250%, due 01/15/31 (d)	92,000	96,807
Scentre Group Trust 1
3.625%, due 01/28/26 (d)(f)	87,000	93,706
The Bank of Nova Scotia
2.700%, due 08/03/26 (d)	87,000	91,830
The Goldman Sachs Group, Inc.
2.908%, due 06/05/23 (3 Month U.S. LIBOR + 1.053%) (d)(g)	75,000	76,953
The Toronto-Dominion Bank
0.750%, due 01/06/26 (d)	92,000	89,552
Wells Fargo & Co.
2.406%, due 10/30/25 (3 Month U.S. LIBOR + 0.825%) (d)(g)	118,000	122,936
XLIT Ltd.
4.450%, due 03/31/25 (d)	46,000	51,195
		1,979,357
Industrial - 0.2%
3M Co.
2.000%, due 02/14/25 (d)	48,000	49,862
Amphenol Corp.
2.800%, due 02/15/30 (d)	51,000	52,101
Carrier Global Corp.
2.722%, due 02/15/30 (d)	103,000	103,839
Caterpillar Financial Services Corp.
2.850%, due 05/17/24 (d)	50,000	53,307
FedEx Corp.
3.100%, due 08/05/29 (d)	100,000	104,354
General Electric Co.
3.450%, due 05/01/27 (d)	52,000	56,525
Raytheon Technologies Corp.
3.200%, due 03/15/24 (d)	48,000	51,229
The Boeing Co.
4.875%, due 05/01/25 (d)	47,000	52,352
		523,569
Technology - 0.2%
Broadcom, Inc.
4.150%, due 11/15/30 (d)	124,000	133,444
Microsoft Corp.
2.400%, due 08/08/26 (d)	101,000	106,581
Oracle Corp.
2.950%, due 04/01/30 (d)	109,000	112,334
		352,359
Utilities - 0.2%
Alabama Power Co.
1.450%, due 09/15/30 (d)	20,000	18,267
Duke Energy Corp.
3.150%, due 08/15/27 (d)	94,000	100,109
Entergy Corp.
0.900%, due 09/15/25 (d)	20,000	19,452
FirstEnergy Corp.
4.400%, due 07/15/27 (d)	76,000	81,980
NextEra Energy Capital Holdings, Inc.
3.150%, due 04/01/24 (d)	38,000	40,469
Sierra Pacific Power Co.
2.600%, due 05/01/26 (d)	67,000	70,655
The AES Corp.
1.375%, due 01/15/26 (d)(f)	47,000	45,856
		376,788
Total Corporate Bonds (Cost $5,709,119)		5,560,766

AFFILIATED REGISTERED INVESTMENT COMPANIES - 4.6%	Shares
Voya Emerging Markets Hard Currency Debt Fund - Class P	136,374	1,292,821
Voya High Yield Bond Fund - Class P	167,993	1,342,261
Voya Investment Grade Credit Fund - Class P	200,316	2,209,483
Voya Securitized Credit Fund - Class P	554,747	5,397,691
Total Affiliated Registered Investment Companies (Cost $10,255,771)		10,242,256

Total Investments at Value - 93.8% (Cost $173,011,441)		207,356,843
Other Assets in Excess of Liabilities - 6.2%		13,650,800
Net Assets - 100.0%		$221,007,643

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	Non-income producing security.
(c)	This security or a partial position of this security is on loan at March 31, 2021. The total market value of securities on loan at March 31, 2021 was $250,222.
(d)	Level 2 security.
(e)	Variable rate security. The coupon is based on an underlying pool of loans. The rate listed is as of March 31, 2021.
(f)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other ‘‘qualified institutional buyers.’’ As of March 31, 2021, the value of these investments was $9,015,776 or 4.1% of total net assets.

(g)	Variable rate security based on a reference index and spread. The rate listed is as of March 31, 2021.
(h)	Represents less than 0.1%.

The Accompanying Footnotes are an Integral Part of this Schedule of Investments.

LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF TOTAL RETURN SWAPS
March 31, 2021 (Unaudited)
Pay/Receive
Total Return
	Reference	on Reference	Financing	Maturity	Payment		Notional	Value / Unrealized
Counterparty	Entity	Entity	Rate	Date	Frequency	Shares	Amount	Apreciation
Goldman Sachs Bank, USA	Russell 1000 Value Total Return Index	Receive	(3 MO LIBOR + 0.140%)	10/04/2021	At Maturity	18,591	$ 38,285,190	$ 8,009,215
Total Return Swaps								$ 8,009,215

LIBOR - London Interbank Offered Rate.

The average monthly notional amount of total return swaps during the three months ended March 31, 2021 was $36,179,889.

LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF FUTURES CONTRACTS
March 31, 2021 (Unaudited)

			Notional	Value/Unrealized
FUTURES CONTRACTS PURCHASED	Contracts	Expiration Date	Amount	(Depreciation)
2-Year U.S. Treasury Note Future	2	06/30/2021	$416,120	$(471)
Total Futures Contracts Purchased			$416,120	$(471)

The average monthly notional amount of futures contracts during the three months ended March 31, 2021 was $414,196.

			Notional	Value/Unrealized
FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Amount	Appreciation
5-Year U.S. Treasury Note Future	20	06/30/2021	$1,951,670	$19,823
10-Year U.S. Treasury Note Future	16	06/21/2021	1,732,984	54,408
U.S. Treasury Long Bond Future	5	06/21/2021	676,349	30,171
Ultra 10-Year U.S. Treasury Bond Future	20	06/21/2021	1,839,775	103,010
Ultra Long-Term U.S. Treasury Bond Future	4	06/21/2021	442,684	34,316
Total Futures Contracts Sold Short			$6,643,462	$241,728

The average monthly notional amount of futures contracts sold short during the three months ended March 31, 2021 was $6,748,426.

LARGE COMPANY VALUE PORTFOLIO
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

1. Securities Valuation

Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios’ pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Adviser’s Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of Wilshire Advisors LLC, formerly known as Wilshire Associates Incorporated (the “Adviser”), one of whom is an officer of the Company, or by the Company’s Valuation Committee which is composed of Trustees of the Company. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended March 31, 2021, there have been no significant changes to the Portfolio’s fair value methodologies.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2021:

Large Company Value Portfolio	Level 1	Level 2	Level 3	Total
Common Stocks	$180,493,424	$-	$-	$180,493,424
U.S. Treasury Obligations	-	857,059	-	857,059
Agency Mortgage-Backed Obligations	-	169,657	-	169,657
Non-Agency Mortgage-Backed Obligations	-	4,192,862	-	4,311,664
Non-Agency Mortgage-Backed Obligations
Interest-Only Strips	-	48,728	-	48,728
Asset-Backed Securities	-	2,888,996	-	2,888,996
Collateralized Loan Obligations	-	2,784,293	-	2,784,293
Corporate Bonds	-	5,560,766	-	5,560,766
Affiliated Registered Investment Companies	10,242,256	-	-	10,242,256
Total	$190,735,680	$16,502,361	$-	$207,356,843

Other Financial Instruments**
Asset
Unrealized appreciation on futures contracts	$241,728	$-	$-	$241,728
Unrealized appreciation on swap contracts	-	8,009,215	-	8,009,215
Total Assets	$241,728	$8,009,215	$-	$8,250,943

Liabilities
Unrealized depreciation on futures contracts	$(471)	$-	$-	$(471)
Total Liabilities	$(471)	$-	$-	$(471)

** Other financial instruments are derivative financial instruments not reflected in the Schedule of Investments, such as futures contracts and swap contracts.
These contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Refer to the Portfolio’s Schedules of Investments for a listing of the securities by industry or sector type. Large Company Value Portfolio did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of March 31, 2021.

2. Affiliated Investments
Due to Voya managing a portion of Large Company Value Portfolio during the three months ended March 31, 2021, certain securities held by such Portfolio are considered affiliated investments. Purchases and sales of shares of affiliated registered investment companies by Large Company Value Portfolio during the three months ended
March 31, 2021 and the value of such investments as of March 31, 2021 were as follows:

Counterparty	Value as of December 31, 2020	Purchases	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value as of March 31, 2021	Income Distribution

Voya Emerging Markets Hard
Hard Currency Debt - Class P	$1,358,333	$17,339	$-	$-	$(82,851)	$1,292,821	$17,276
Voya High Yield Bond Fund - Class P	1,631,540	24,283	(300,000)	7,302	(20,864)	1,342,261	23,139
Voya Investment Grade Credit Fund - Class P	2,622,934	20,464	(300,000)	(21,717)	(112,198)	2,209,483	19,421
Voya Securitized Credit Fund - Class P	5,319,256	45,426	-	-	33,009	5,397,691	45,766
	$10,932,063	$107,512	$(600,000)	$(14,415)	$(182,904)	$10,242,256	$105,602